Document and Entity Information	Total
Risk/Return:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2017
Registrant Name	EATON VANCE VARIABLE TRUST
Central Index Key	0001121746
Amendment Flag	false
Document Creation Date	Apr. 26, 2018
Document Effective Date	May 01, 2018
Prospectus Date	May 01, 2018